Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses
	Year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands

Fees related to service providers	31	30	30